Significant equity transactions - Additional Information (Detail) - Oct. 01, 2018 - IPO [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($) $ / shares shares
Changes In Equity And Comprehensive Income Line Items [Line Items]
Proceeds from initial public offer	¥ 441,166	$ 64,130
ADS [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Share issued | shares		5,750,000
Sale price per share | $ / shares		$ 12.50
Proceeds from initial public offer	¥ 441,166	$ 64,130